Summary of Accounting Policies, and Description of Business (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Accounting Policies, and Description of Business [Abstract]
Cash advances from related party	$ 11,674
Advances (net) from related parties	25,162	13,695
Cash and cash equivalents in excess of insured amounts